Fees Summary	Mar. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,192,000
Previously Paid Amount	0.00
Total Fee Amount	794.90
Total Offset Amount	0.00
Net Fee	794.90
Narrative - Max Aggregate Offering Price	$ 5,192,000
Final Prospectus	true